DESCRIPTION OF THE PLAN AND ACCOUNTING POLICIES - Additional Information (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Description of Plan [Line Items]
Employee stock purchase plan offering period duration	3 months
Employee stock purchase eligibility period	5 months
Percentage of market value at which employees are able to purchase shares of common stock	90.00%
Number of shares participants purchased	4,894,610	5,135,143	6,865,626
Maximum number of shares offered	84,809,502
Shares reserved for future issuance	60,414,362
Maximum percentage of gross compensation at which employees may purchase shares	15.00%
Maximum number of shares purchased per employee	2,000
Purchasing shares with aggregate fair market value	$ 25,000
Refunds from participants including payable	$ 199,195,856	$ 212,425,095	$ 156,298,368
Total combined voting power or value of all classes of Shares, percentage of shares owned	5.00%
EBP, Administration Cost, Absorbed by Employer [true false]	true